Fair Value Measurement (Details 1) - USD ($)				10 Months Ended		12 Months Ended
		Feb. 28, 2017		Dec. 31, 2017		Dec. 31, 2018
Beginning balance		$ 17,982,135		$ 4,989,490		$ 1,070,940
Transfer out of Level 3 due to change in status – consolidated subsidiary	[1]	(757,647)
Reclassification between different investment type	[2]
Transfer out of fair value leveling since recorded as cost method		(12,234,998)	[3]	(3,079,715)	[2]
Change in unrealized (depreciation) appreciation				(838,835)
Ending Balance		4,989,490		1,070,940
Net change in unrealized (depreciation) appreciation relating to investments				(836,530)
Convertible notes [Member]
Beginning balance		3,082,020		3,082,020
Transfer out of Level 3 due to change in status – consolidated subsidiary	[1]
Reclassification between different investment type	[2]			(3,079,715)
Transfer out of fair value leveling since recorded as cost method			[3]		[2]
Change in unrealized (depreciation) appreciation				(2,305)
Ending Balance		3,082,020
Net change in unrealized (depreciation) appreciation relating to investments
Aptorum Therapeutics - related party [Member]
Beginning balance		757,647
Transfer out of Level 3 due to change in status – consolidated subsidiary	[1]	(757,647)
Reclassification between different investment type	[2]
Transfer out of fair value leveling since recorded as cost method			[3]		[2]
Change in unrealized (depreciation) appreciation
Ending Balance
Net change in unrealized (depreciation) appreciation relating to investments
Warrants [Member]
Beginning balance		1,907,470		1,907,470		1,070,940
Transfer out of Level 3 due to change in status – consolidated subsidiary	[1]
Reclassification between different investment type	[2]
Transfer out of fair value leveling since recorded as cost method			[3]		[2]
Change in unrealized (depreciation) appreciation				(836,530)		(955,219)
Ending Balance		1,907,470		1,070,940		115,721
Net change in unrealized (depreciation) appreciation relating to investments				(836,530)		(955,219)
Common Stock
Beginning balance		7,920,000
Transfer out of Level 3 due to change in status – consolidated subsidiary	[1]
Reclassification between different investment type	[2]
Transfer out of fair value leveling since recorded as cost method		(7,920,000)	[3]		[2]
Change in unrealized (depreciation) appreciation
Ending Balance
Net change in unrealized (depreciation) appreciation relating to investments
Preferred Stock
Beginning balance		4,314,998
Transfer out of Level 3 due to change in status – consolidated subsidiary	[1]
Reclassification between different investment type	[2]			3,079,715
Transfer out of fair value leveling since recorded as cost method		(4,314,998)	[3]	(3,079,715)	[2]
Change in unrealized (depreciation) appreciation
Ending Balance
Net change in unrealized (depreciation) appreciation relating to investments

[1]	Upon the effective date of the change in status, March 1, 2017, the subsidiaries were no longer recognized at fair value and were instead consolidated when preparing the financial statements.
[2]	On March 9, 2017, the convertible promissory notes (including its accrued interest, totally $520,822) of Centrexion Therapeutics Corporation was converted into preferred stock (Series C) of the same company. On May 25, 2017, the convertible promissory notes (including its accrued interest, totaling $2,558,893) of Alzheon Inc., was converted into preferred stock (Series B) of the same company. The preferred stocks are considered non-marketable investments and were therefore reclassified out of the fair value hierarchy to be reported under cost method.
[3]	The equity investments of common stock and preferred stock were non-marketable investments under cost method upon change in status. Subsequently, Athenex Inc. was listed on the NASDAQ stock exchange on June 14, 2017 and common stock with an amount of $7,920,000 has been transferred to common stock in Level 1 with amount of $7,920,000, which was subsequently sold in December 2017 with a gain from the marketable securities of $3,722,234 recognized.